Taxes (Details) - Schedule of Valuation Allowance - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 79,062	$ 597,777
Reduction	(37,762)	(430,385)
Disposal of a subsidiary		(82,732)
Foreign currency translation adjustments	367	(5,598)
Ending balance	$ 41,667	$ 79,062